PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
7.	PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31
	2013	2014
Amounts due from employees	270	224
Prepayments to suppliers and other third parties	4,274	4,731
Prepaid expenses	927	298
Other receivables	2,046	2,156
	7,517	7,409

The provision for doubtful accounts charged amounted to nil, $283 and $108 in for the years ended December 31, 2012, 2013 and 2014, respectively. The provision for doubtful accounts was reversed by $18, nil and nil for the years ended December 31, 2012, 2013 and 2014, respectively.